Cash and Cash Equivalents, Restricted Cash Advances and Collateral - Schedule of Restricted Cash Advances and Collateral (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 21,449	$ 53,696
Restricted cash advances and collateral – current portion	10,819	7,862	[1]
Restricted cash advances and collateral – non-current portion	10,630	45,834	[1]
Guarantees in Connection With Licenses Held
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	4,312	4,333
Funds in Connection With Hedging Contracts
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	2,836	5,113
Segregated Funds in Respect of Payment Processors
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	2,030	2,749
Guarantee in Connection with Acquisition of a Subsidiary
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	1,146	1,201
Cash Portion of Kentucky Bond Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	5,000	40,000
Funds Held In Term Deposits
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	5,837
Other Restricted Cash Advances and Collateral
Restricted Cash Advances And Collateral [Line Items]
Restricted cash advances and collateral – total	$ 288	$ 300

[1]	* Certain amounts were reclassified in the comparative period during the three months ended June 30, 2018. See note 2. See accompanying notes.